RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Accounts receivable; related party – represents the amount due from a past distributor owned by certain ABHD stockholders.

Accounts payable; related party – At December 31, 2012 directors of the Company were owed $42,500 for unpaid directors fees earned during 2012. In addition, the Company owed $10,000 for advertising fees to an environmental group for which the Company’s president serves on the Board of Trustees. Accounts payable - related party at December 31, 2011 represents $25,000 owed to the environmental group and approximately $4,700 due to executives of the Company for travel expenses.

Due to related party– represents amounts owed to a related company for services provided in the form of office and clerical support, and cash advances. On December 31, 1998, the Company executed a loan document in the amount of $127,353, with an original maturity date of December 31, 2003 (extended to December 31, 2013), with interest accruing at the rate of 5% per annum until the loan is paid in full. In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.

Convertible Promissory Notes – In 2011, a director purchased a Convertible Promissory Note and accompanying warrant for 333,333 shares, for $500,000 in the July 2011 Offering (see Note 14 – PRIVATE PLACEMENTS). $200,000 of the purchase price was remitted in the form of a non-interest bearing Senior Convertible Promissory Note due from AbTech Industries. In 2011, a Convertible Note held by this director in the principal amount of $100,000 was purchased by another investor and converted with interest into 198,980 shares of Company common stock. This director resigned as a director in 2012 and subsequently converted the $500,000 Convertible Promissory Note with accrued interest thereon into 962,956 shares of ABHD common stock during 2012.

Equity – A director of the Company participated in the 2012 Equity Offering by purchasing 240,000 shares of the Company’s common stock with an accompanying warrant for 24,000 shares for $184,800. In 2011, the Company granted 10,000 shares of common stock to a director for financial services provided by the director to the Company. The shares were valued at $0.42 per share and recorded as stock issued for services.

Stock Options– The Company granted 1,360,494 stock options to directors of the Company in 2012. In 2011, the Company granted 4,734,300 stock options to directors and officers of the Company (see Note 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION).